Note 4 - Reverse Recapitalization - Schedule of Reverse Recapitalization (Details)	Jan. 18, 2022 shares
Shares outstanding (in shares)	17,215,336
Issuance of shares for transaction fees (in shares)	2,058,229
Shares outstanding (in shares)	88,824,647
Forward Purchase Securities Agreement [Member]
Shares issued (in shares)	1,250,000
Cantor Loan Repayment [Member]
Shares issued (in shares)	788,021
Series A Preferred Stockholders [Member]
Shares issued (in shares)	7,968,316
Series B Preferred Stockholders [Member]
Shares issued (in shares)	4,597,928
Series B-1 Preferred Stockholders [Member]
Shares issued (in shares)	2,171,399
The 2018 Convertible Noteholders [Member]
Shares issued (in shares)	5,581,416
The 2019 Convertible Noteholders [Member]
Shares issued (in shares)	7,846,333
The 2020 Convertible Noteholders [Member]
Shares issued (in shares)	4,553,205
Redeemable Series X Preferred Stockholders [Member]
Shares issued (in shares)	2,140,340
Liberty Investors [Member]
Shares issued (in shares)	20,000,000
PIPE Investors [Member]
Shares issued (in shares)	5,816,770
CF V Sponsor [Member]
Shares issued (in shares)	6,837,354